Expendable parts and supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Material for repair and maintenance	$ 127,364	$ 111,938
Other inventories	5,079	4,768
Expendable parts and supplies, gross	132,443	116,706
Allowance for obsolescence	(102)	(102)
Expendable parts and supplies	$ 132,341	$ 116,604